Non-controlling interest - Changes in Non-controlling Interest (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2018	Jul. 01, 2018	Dec. 31, 2019	Dec. 31, 2017
Changes in non-controlling interest [Roll Forward]
Balance, beginning of period	$ 154	$ 399	$ 152	$ 542
Changes during period		(25)		(14)
Net (loss)/income attributable to non-controlling interest, before adjustments		(160)
Redeemable non-controlling interest	(9)	(23)	(21)
Elimination of NCI of North Atlantic Drilling Ltd and Sevan Drilling Limited		(107)
Fair value adjustment of the non-controlling interest in the Ship Finance VIEs and Seadrill Nigeria Operations Limited		197
Net (loss)/income attributable to non-controlling interest	(2)	(6)	(1)	(129)
Balance, end of period	152	154	151	399
North Atlantic Drilling Ltd
Changes in non-controlling interest [Roll Forward]
Balance, beginning of period	0	76	0	165
Changes during period		(25)		0
Net (loss)/income attributable to non-controlling interest, before adjustments		(160)
Elimination of NCI of North Atlantic Drilling Ltd and Sevan Drilling Limited		109
Fair value adjustment of the non-controlling interest in the Ship Finance VIEs and Seadrill Nigeria Operations Limited		0
Net (loss)/income attributable to non-controlling interest	0		0	(89)
Balance, end of period	0	0	0	76
Sevan Drilling Limited
Changes in non-controlling interest [Roll Forward]
Balance, beginning of period	0	226	0	291
Changes during period		0		0
Net (loss)/income attributable to non-controlling interest, before adjustments		(10)
Elimination of NCI of North Atlantic Drilling Ltd and Sevan Drilling Limited		(216)
Fair value adjustment of the non-controlling interest in the Ship Finance VIEs and Seadrill Nigeria Operations Limited		0
Net (loss)/income attributable to non-controlling interest	0		0	(65)
Balance, end of period	0	0	0	226
Asia Offshore Drilling Ltd
Changes in non-controlling interest [Roll Forward]
Balance, beginning of period	0	149	0	149
Changes during period		0		0
Net (loss)/income attributable to non-controlling interest, before adjustments		1
Elimination of NCI of North Atlantic Drilling Ltd and Sevan Drilling Limited		0
Fair value adjustment of the non-controlling interest in the Ship Finance VIEs and Seadrill Nigeria Operations Limited		0
Net (loss)/income attributable to non-controlling interest	0		0	0
Balance, end of period	0	0	0	149
Ship Finance VIEs
Changes in non-controlling interest [Roll Forward]
Balance, beginning of period	147	(59)	145	(69)
Changes during period		0		(14)
Net (loss)/income attributable to non-controlling interest, before adjustments		7
Elimination of NCI of North Atlantic Drilling Ltd and Sevan Drilling Limited		0
Fair value adjustment of the non-controlling interest in the Ship Finance VIEs and Seadrill Nigeria Operations Limited		199
Net (loss)/income attributable to non-controlling interest	(2)		(5)	24
Balance, end of period	145	147	140	(59)
Seadrill Nigeria Operations Limited
Changes in non-controlling interest [Roll Forward]
Balance, beginning of period	7	7	7	6
Changes during period		0		0
Net (loss)/income attributable to non-controlling interest, before adjustments		2
Elimination of NCI of North Atlantic Drilling Ltd and Sevan Drilling Limited		0
Fair value adjustment of the non-controlling interest in the Ship Finance VIEs and Seadrill Nigeria Operations Limited		(2)
Net (loss)/income attributable to non-controlling interest	0		4	1
Balance, end of period	$ 7	7	$ 11	$ 7
Non-controlling interest
Changes in non-controlling interest [Roll Forward]
Redeemable non-controlling interest		(150)
Non-controlling interest | North Atlantic Drilling Ltd
Changes in non-controlling interest [Roll Forward]
Redeemable non-controlling interest		0
Non-controlling interest | Sevan Drilling Limited
Changes in non-controlling interest [Roll Forward]
Redeemable non-controlling interest		0
Non-controlling interest | Asia Offshore Drilling Ltd
Changes in non-controlling interest [Roll Forward]
Redeemable non-controlling interest		(150)
Non-controlling interest | Ship Finance VIEs
Changes in non-controlling interest [Roll Forward]
Redeemable non-controlling interest		0
Non-controlling interest | Seadrill Nigeria Operations Limited
Changes in non-controlling interest [Roll Forward]
Redeemable non-controlling interest		$ 0